Note 13 - Income Tax (Details) - Summary of Income Tax Expense from Continuing Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Income Tax Expense from Continuing Operations [Abstract]
Current	$ 2,651	$ 1,106	$ 951
Deferred	1,989	78	41
Income tax expense	$ 4,640	$ 1,184	$ 992